Income Tax (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Tax loss carryforwards	$ 43,699	$ 38,967
Research and development	3,771	4,027
Employee and payroll accrued expenses	376	740
Operating lease liabilities	1,147
Other	1,507	532
Total deferred tax assets	50,500	44,266
Less right of use assets	(1,069)
Less intangible assets	(19,185)	(19,562)
Deferred tax assets, net	30,246	24,704
Less valuation allowance for deferred tax assets	(30,246)	(24,704)
Deferred tax assets